Other Liabilities	12 Months Ended
Jun. 30, 2024
Other Liabilities [Abstract]
Other liabilities

19. Other liabilities

	2024	2023
Variable consideration for acquisition of Agrifirma	610	13,681
Panamby Farm	-	142,985
Alto da Serra Farm (a)	32,303	-
	32,913	156,666

Current	8,357	156,666
Non-current	24,556	-

(a)	Refers to the acquisition of assets (Cultural treatments, Ratchets and Soil preparation), arising from the lease contract carried out on March 12, 2024, as per note 2.3, the obligation is recorded at present value and will be settled within five years.